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                      Metropolitan Life Insurance Company
                              One Madison Avenue
                              New York, NY 10010
                                (21Z) 578-7840

Via Electronic Filing
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549


Re:   Metropolitan Life Separate Account E
      Securities Act of 1933 Registration No. 2-90380
      Investment Company Act of 1940 File No. 811-4001

Gentlemen:

Pursuant to the requirements of Rule 497(j) of the General Rules and Regulations of the Securities Act of 1933 as amended, the above registrant hereby certifies that the form of the four Prospectuses, two Profiles and Statement of Additional Information that would have been filed under Rule 497(b) would not differ from that contained in the most recent Post-Effective Amendment No. 23 filed on April 3, 1998 (the "Amendment"). The Amendment was filed electronically.

Please note that the Prospectuses are bound together with the May 1, 1998 Metropolitan Series Fund, Inc. prospectus. A profile used with the Prospectus for Non-Qualified Annuities, Individual Retirement Annuities, Roth Individual Retirement Annuities, Simplified Employee Pensions and SIMPLE Individual Retirement Annuities and, a profile for the Prospectus for Tax Sheltered Annuities, Public Employee Deferred Compensation Keogh and Qualified Annuity Plans under Section 403(a) of the Internal Revenue Code Variable Annuity Contracts, precede and are bound with these Prospectuses.

Very truly yours,

/s/Elizabeth Agostini
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Elizabeth Agostini
Associate Counsel

April 17, 1998